CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] USD ($) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2016	¥ 3,201,178		¥ 65		¥ 165		¥ 2,725,675		¥ (178,991)	¥ 228,145		¥ 237,293		¥ 3,012,352		¥ 188,826
Balance (in shares) at Dec. 31, 2016 | shares			406,290,853	406,290,853	1,003,326,973	1,003,326,973
Net income (loss)	1,375,663											1,348,194		1,348,194		27,469
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 2		¥ (2)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			13,749,910	13,749,910	(13,749,910)	(13,749,910)
Share-based compensation	73,289						73,289							73,289
Exercise and vesting of share-based awards	26,547		¥ 2		¥ 1		26,544							26,547
Exercise and vesting of share-based awards,shares | shares			14,673,174	14,673,174	3,128,262	3,128,262
Other comprehensive income (loss)	(148,737)									(143,939)				(143,939)		(4,798)
Share of reserves of an equity investee	436						436							436
Accretion of redeemable noncontrolling interests	(13,451)											(13,451)		(13,451)
Capital contribution from noncontrolling shareholders	9,963						4,198							4,198		5,765
Share purchase from a subsidiary's noncontrolling interest shareholder	(226)						(226)							(226)
Noncontrolling interest in connection with business acquisitions (Note 3)	13,167															13,167
Cancelation of treasury stock			¥ (4)				(178,987)		178,991
Cancellation of treasury stock, shares | shares			(25,368,080)	(25,368,080)
Adoption of ASU 201609							(6,886)					6,886
Dividend declared by a consolidated subsidiary to noncontrolling interests	(17,826)															(17,826)
Repurchase of share-based awards from a noncontrolling shareholder	(14,039)											(14,039)		(14,039)
Balance at Dec. 31, 2017	4,505,964		¥ 65		¥ 164		2,644,043			84,206		1,564,883		4,293,361		212,603
Balance (in shares) at Dec. 31, 2017 | shares			409,345,857	409,345,857	992,705,325	992,705,325
Net income (loss)	1,152,723											1,166,909		1,166,909		(14,186)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders			¥ 8		¥ (8)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			48,412,760	48,412,760	(48,412,760)	(48,412,760)
Share-based compensation	85,231						84,747							84,747		484
Exercise and vesting of share-based awards	12,036		¥ 1				12,035							12,036
Exercise and vesting of share-based awards,shares | shares			6,767,450	6,767,450	1,725,000	1,725,000
Other comprehensive income (loss)	179,244									165,098				165,098		14,146
Share of reserves of an equity investee	180						180							180
Accretion of redeemable noncontrolling interests	(38,601)											(37,714)		(37,714)		(887)
Capital contribution from noncontrolling shareholders	3,129															3,129
Adoption of ASC 606	13,067											11,892		11,892		1,175
Repurchase of common stock (Note 21)	(221,932)								(221,932)					(221,932)
Disposal of a subsidiary	(75,964)															(75,964)
Dividend declared by a consolidated subsidiary to noncontrolling interests	(20,529)															(20,529)
Change in equity interest of a subsidiary							1,888							1,888		(1,888)
Balance at Dec. 31, 2018	5,594,548		¥ 74		¥ 156		2,742,893		(221,932)	249,304		2,705,970		5,476,465		118,083
Balance (in shares) at Dec. 31, 2018 | shares			464,526,067	464,526,067	946,017,565	946,017,565
Net income (loss)	(373,591)	$ (53,664)										(313,977)		(313,977)		(59,614)
Share-based compensation	128,011						126,451							126,451		1,560
Exercise and vesting of share-based awards	6,080		¥ 2				6,078							6,080
Exercise and vesting of share-based awards,shares | shares			12,731,989	12,731,989
Other comprehensive income (loss)	88,010	12,642								88,469				88,469		(459)
Accretion of redeemable noncontrolling interests	(31,662)											(29,865)		(29,865)		(1,797)
Capital contribution from noncontrolling shareholders	4,933															4,933
Cancelation of treasury stock					¥ (7)		(221,925)		¥ 221,932
Cancellation of treasury stock, shares | shares			(45,273,040)	(45,273,040)
Disposal of a subsidiary	88,913											82,946		82,946		5,967
Dividend declared by a consolidated subsidiary to noncontrolling interests	(1,301)											(1,301)		(1,301)
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(498,635)											(498,635)		(498,635)
Change in equity interest of a subsidiary	(10,759)						(4,155)					(200)		(4,355)		(6,404)
Balance at Dec. 31, 2019	¥ 4,994,547	$ 717,421	¥ 69	$ 11	¥ 156	$ 21	¥ 2,649,342	$ 380,554		¥ 337,773	$ 48,518	¥ 1,944,938	$ 279,373	¥ 4,932,278	$ 708,477	¥ 62,269	$ 8,944
Balance (in shares) at Dec. 31, 2019 | shares			431,985,016	431,985,016	946,017,565	946,017,565